Leases (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease costs
	For the year ended August 31, 2021
	RMB	US$
Operating Lease Costs:
Fixed	645,180	99,867
Short-term	8,365	1,295
Total	653,545	101,162